Leases - Schedule of the Maturity of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2026	$ 152,188
2027	99,324
Total lease payments	251,513
Less: imputed interest	(8,377)
Total lease liabilities	$ 243,136	$ 304,180